Taxes - Schedule of Taxes Payable (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Taxes Payable [Abstract]
Value added tax payable	$ 873,750	$ 303,713
Other taxes payable	147,431	131,045
Total taxes payable	$ 1,021,181	$ 434,758